Debt - Long-Term Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2015
Long-term debt
Principal amount	$ 2,398,000,000	$ 2,512,000,000
Unamortized discount and debt issuance costs	72,000,000	73,000,000
Total long term debt	2,326,000,000	2,439,000,000
Current portion of long-term debt	10,000,000	21,000,000
Long-term debt, net	2,316,000,000	2,418,000,000
Long-term debt maturities
Scheduled principal payments 2020	10,000,000
Scheduled principal payments 2021	2,000,000
Scheduled principal payments 2022	83,000,000
Maximum
Long-term debt maturities
Scheduled principal payments 2023	1,000,000
Scheduled principal payments 2024	$ 1,000,000
6.625% Senior Notes
Long-term debt
Interest rate on debt	6.625%
6.875% Senior Notes
Long-term debt
Interest rate on debt	6.875%
7.0% Senior Notes
Long-term debt
Interest rate on debt	7.00%
5.875% Senior Notes
Long-term debt
Interest rate on debt	5.875%
6.7% Senior Notes | Treasury Rate
Long-term debt
Interest rate on debt	0.30%
Callable Notes
Long-term debt
Redemption price, percentage	100.00%
Finance lease obligations
Long-term debt
Principal amount	$ 8,000,000	6,000,000
Unamortized discount and debt issuance costs	0	0
Finance lease obligations	8,000,000	6,000,000
Installment payment agreement
Long-term debt
Principal amount	8,000,000	15,000,000
Unamortized discount and debt issuance costs	1,000,000	1,000,000
Long-term debt	7,000,000	14,000,000
Other long-term notes
Long-term debt
Principal amount	2,000,000	3,000,000
Unamortized discount and debt issuance costs	0	0
Long-term debt	$ 2,000,000	3,000,000
TDS Parent Company | 6.625% Senior Notes
Long-term debt
Interest rate on debt	6.625%
Principal amount	$ 116,000,000	116,000,000
Unamortized discount and debt issuance costs	3,000,000	3,000,000
Long-term debt	$ 113,000,000	113,000,000
TDS Parent Company | 6.875% Senior Notes
Long-term debt
Interest rate on debt	6.875%
Principal amount	$ 225,000,000	225,000,000
Unamortized discount and debt issuance costs	7,000,000	7,000,000
Long-term debt	$ 218,000,000	218,000,000
TDS Parent Company | 7.0% Senior Notes
Long-term debt
Interest rate on debt	7.00%
Principal amount	$ 300,000,000	300,000,000
Unamortized discount and debt issuance costs	9,000,000	9,000,000
Long-term debt	$ 291,000,000	291,000,000
TDS Parent Company | 5.875% Senior Notes
Long-term debt
Interest rate on debt	5.875%
Principal amount	$ 195,000,000	195,000,000
Unamortized discount and debt issuance costs	7,000,000	7,000,000
Long-term debt	$ 188,000,000	188,000,000
U.S. Cellular | 6.7% Senior Notes
Long-term debt
Interest rate on debt	6.70%
Principal amount	$ 544,000,000	544,000,000
Unamortized discount and debt issuance costs	13,000,000	14,000,000
Long-term debt	$ 531,000,000	530,000,000
Redemption price, percentage	100.00%
U.S. Cellular | 6.95% Senior Notes
Long-term debt
Interest rate on debt	6.95%
Principal amount	$ 342,000,000	342,000,000
Unamortized discount and debt issuance costs	11,000,000	11,000,000
Long-term debt	$ 331,000,000	331,000,000
U.S. Cellular | 7.25% Senior Notes due 2063
Long-term debt
Interest rate on debt	7.25%
Principal amount	$ 275,000,000	275,000,000
Unamortized discount and debt issuance costs	10,000,000	10,000,000
Long-term debt	$ 265,000,000	265,000,000
U.S. Cellular | 7.25% Senior Notes due 2064
Long-term debt
Interest rate on debt	7.25%
Principal amount	$ 300,000,000	300,000,000
Unamortized discount and debt issuance costs	10,000,000	10,000,000
Long-term debt	290,000,000	290,000,000
U.S. Cellular | U.S. Cellular Term loan facility
Long-term debt
Principal amount	83,000,000	191,000,000	$ 225,000,000
Unamortized discount and debt issuance costs	1,000,000	1,000,000
Long-term debt	$ 82,000,000	$ 190,000,000